ASSET RETIREMENT OBLIGATIONS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Amortization of the assets associated with the asset retirement obligations	$ 594	$ 525	$ 533